Fees Summary	Apr. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,046,000
Previously Paid Amount	0.00
Total Fee Amount	619.44
Total Offset Amount	0.00
Net Fee	619.44
Narrative - Max Aggregate Offering Price	$ 4,046,000
Final Prospectus	true